STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 12. STOCKHOLDERS’ DEFICIT

 Common Stock

As of February 15, 2024, the Company’s common stock and warrants began trading on The Nasdaq Stock Market LLC under the symbols “TVGN” and “TVGNW”, respectively.

As of December 31, 2024, the Company had 177,991,365 shares of common stock issued and outstanding. For accounting purposes related to earnings per share, only shares that are fully vested are considered issued and outstanding.

Below is a reconciliation of shares of common stock issued and outstanding:

December 31,
2024
Total shares of common stock issued and outstanding	177,991,365
Plus: shares to be issued:
Vested RSUs not yet legally settled into common stock (a)	1,373,221
Less: Shares subject to future vesting:
Issuance of restricted common stock subject to forfeiture (b)	(19,348,954)
Total shares, net	160,015,632

(a)	As of December 31, 2024, there were RSUs that had vested but had not been legally settled into common stock. See Note 11 for additional information.

(b)	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 11 for additional information on the Special RSU Award.

Prior to the Merger, Tevogen Bio had outstanding shares of voting and non-voting common stock. Upon the Closing, Tevogen Bio’s common stockholders received shares of the Company’s common stock in an amount determined by application of the Exchange Ratio, as discussed in Note 1.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Preferred Stock

The Company is authorized to issue up to 20,000,000 shares of preferred stock, par value $0.0001 per share.

Series A Preferred Stock

In March 2024, the Company authorized and issued 2,000 and 500 shares, respectively, of Series A Preferred Stock (the “Series A”) to the Patel Family at a price of $4,000 per share (the “Series A Original Issue Price”), for gross proceeds of $2,000,000. The Company recorded an expense of $799,990 in its consolidated statements of operations related to issuance of the Series A equal to the fair value of the Series A when issued of $5,600 per share less the purchase price of $4,000 per share.

Dividends

Holders of Series A are entitled to receive dividends accruing daily on a cumulative basis payable at a fixed rate of 5% per annum per share on the Series A Original Issue Price, which rate will automatically increase by 2% every year that the Series A remains outstanding (the “Series A Accruing Dividends”). These dividends become payable when and if declared by the Company. The Series A Preferred Stock will also participate on an as-converted basis in any regular or special dividends paid to holders of the common stock.

Liquidation

The Series A ranks senior to common stock and Series C Preferred Stock in liquidation priority. In the event of a liquidation of the Company, or certain deemed liquidation events, the Series A is redeemable for a price equal to the greater of the Series A Original Issue Price plus all Series A Accruing Dividends that are unpaid through the redemption date, or such amount that would have been payable had the Series A converted into shares of common stock immediately before the liquidation or deemed liquidation event.

Voting

The Series A does not have any voting rights.

Redemption

The holders of Series A are not entitled to redeem their shares outside of the liquidation of the Company or the occurrence of a deemed liquidation event. The Company is entitled to redeem the Series A at a price equal to the Series A Original Issue Price plus any Series A Accruing Dividends accrued but unpaid thereon, if the VWAP of the Company’s common stock exceeds $5.00 per share for the twenty days immediately prior to the Company’s call election.

 Conversion

The holders of Series A have the option to convert the Series A into shares of common stock at a ratio equal to the Series A Original Issue Price divided by the Series A Conversion Price, which is initially $4.00 per share and is subject to standard antidilution adjustments.

 Series A-1 Preferred Stock

On March 27, 2024, the Company entered into an Amended and Restated Securities Purchase Agreement with the Patel Family covering the issuance of 600 shares of Series A-1 Preferred Stock for a gross purchase price of $6,000,000. The terms of the Series A-1 Preferred Stock are identical to the Series A, except that the cumulative dividends are capped at 15% per annum, and the Series A-1 Issuance Price is defined as $10,000 per share. As of December 31, 2024, the investor had paid a non-refundable deposit of $3,000,000 towards the Series A-1 purchase price, and no shares of Series A-1 Preferred Stock were issued or outstanding.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Series B Preferred Stock

In connection with the Closing, the Company entered into an agreement to issue shares of Series B to the Sponsor in return for the Sponsor assuming certain liabilities and obligations of Semper Paratus and Tevogen Bio. In March 2024, 3,613 shares of Series B were issued in return for the assumption of the Assumed Liabilities. The issuance date fair value of the Series B was determined to be $3,613,000 and was recorded within Merger transaction costs in the consolidated statements of operations. The Series B was classified as permanent equity.

On June 15, 2024, the Company and the Sponsor entered into the Preferred Stock Repurchase Agreement, pursuant to which the Company repurchased all outstanding Series B in exchange for the release of the Sponsor from its obligations related to the Assumed Liabilities, but no cash consideration. The repurchase was recorded as a deemed contribution from a related party and recorded to additional paid-in capital. As of June 30, 2024, there were no shares of Series B outstanding, and on August 9, 2024, the Company filed a Certificate of Elimination to eliminate the Series B. Although the Company was not legally released by the creditors, the Company has made payments towards the Assumed Liabilities and approximately $2.6 million remains on the Company’s balance sheet at December 31, 2024.

 Series C Preferred Stock

On August 21, 2024, the Company entered into a securities purchase agreement (the “Series C Agreement”) with an investor, pursuant to which the Patel Family purchased 600 shares of Series C Preferred Stock (the “Series C”) of the Company at a price of $10,000 per share (the “Series C Original Issue Price”), for gross proceeds of $6,000,000.

The Series C is subject to a call right providing the Company the right to call the stock at any time after the fifth anniversary of the date of issuance. The Company also agreed that so long as the Series C is outstanding, the Company will not, without the written consent of the holders of 50.1% of the Series C, amend, alter, or repeal any provision of the Company’s certificate of incorporation or bylaws in a manner adverse to the Series C. Assessed under accounting guidance within ASC 480 and ASC 815, as the Series C is unregistered and without mandatory redemption features, the Series C is classified within equity at issued face value as of December 31, 2024.

Dividends

The Series C carries an annual 7.5% cumulative dividend, compounded annually, beginning on the later of (1) September 30, 2024 and (2) the date on which the investor has paid the entirety of the purchase price under the Series C Agreement and ending on the last business day of the calendar quarter ending September 30, 2034 (the “Series C Accruing Dividends”). Dividends will be payable in shares of Series C or, at the election of the Company, in cash.

Liquidation

The Series C ranks subordinate to the Series A and Series A-1 Preferred Stock and ranks senior to common stock in liquidation priority. In the event of a liquidation of the Company, or certain deemed liquidation events, the Series C is redeemable for a price equal to the greater of the Series C Original Issue Price plus all Series C Accruing Dividends that are unpaid through the redemption date, or such asset amount as would have been payable had the Series C converted into shares of common stock immediately before the liquidation or deemed liquidation event.

Voting

The Series C does not have any voting rights.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Redemption

The holders of Series C are not entitled to redeem their shares outside of the liquidation of the Company or the occurrence of a deemed liquidation event. The Company is entitled to redeem that Series C at a price equal to the Series C Original Issue Price plus any Series C Accruing Dividends accrued but unpaid thereon, subject to the conversion right described below.

Conversion

The shares of Series C will be convertible at the election of the holder, beginning six months after the date of issuance, into shares of common stock at a conversion price equal to the volume-weighted average price of the Common Stock for the 30 trading days immediately prior to the exercise of the holder’s conversion option, subject to a floor price of $0.6172.

Warrants

Upon the Closing, 17,975,000 warrants initially issued by Semper Paratus in November 2021, comprising 17,250,000 public warrants sold in the IPO and 725,000 warrants issued in a concurrent private placement, were assumed.

Public Warrants

The public warrants have an exercise price of $11.50 per share, became exercisable on March 15, 2024, and will expire at 5:00 p.m., New York City time, on February 14, 2029, or earlier upon redemption or liquidation. Warrant holders may, until such time as there is an effective registration statement and during any period when the Company has failed to maintain an effective registration statement covering the shares of the Company’s common stock issuable upon exercise of the warrants, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exception. The Company may redeem the public warrants if the Company’s common stock equals or exceeds $18.00 per share for 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders of public warrants. As of December 31, 2024, there are 17,386,580 public warrants outstanding.

 Private Placement Warrants

Each private placement warrant is identical to the public warrants, except that the private placement warrants, so long as they are held by the initial purchasers or their permitted transferees, (i) will not be redeemable by the Company and (ii) may be exercised by the holders on a cashless basis. As of December 31, 2024, there are 588,398 private placement warrants outstanding.

See Note 3 for additional information on the Company’s warrant accounting policy.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS